INTANGIBLE AND OTHER ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Capital projects in development	$ 1,715	$ 1,051
Employee post-retirement benefits (Note 24)	162	192
Deferred income tax assets (Note 17)	37	322
Fair value of derivative contracts (Note 25)	7	61
Other	247	295
Intangible and other assets	$ 2,168	$ 1,921